Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Detail) ₱ in Millions, $ in Millions	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 USD ($)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	₱ 1		₱ 140
Current portion of other non-financial assets	717		461
Total	1,657		2,168
Current Financial Assets
Current portion of derivative financial assets	41		183
Current portion of other financial assets	8,086		7,008
Total assets	63,671		95,747
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	172,834		155,835
Derivative financial liabilities – net of current portion	25
Total	173,457		143,392
Current Financial Liabilities
Current portion of interest-bearing financial liabilities	19,722		20,441
Current portion of derivative financial liabilities	88		80
Total liabilities	372,490		332,771
Foreign currency denominated monetary financial assets [member]
Noncurrent Financial Assets
Derivative financial assets – net of current portion	1		140	$ 3
Current portion of other non-financial assets	13		12
Total	14		152	3
Current Financial Assets
Cash and cash equivalents	6,181	$ 122	37,688	717
Short-term investments	285	6	1,138	22
Trade and other receivables – net	39,472	777	13,741	261
Current portion of derivative financial assets	41	1	183	3
Current portion of other financial assets	11		11
Total current financial assets	45,990	906	52,761	1,003
Total assets	46,004	906	52,913	1,006
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	6,389	126	17,668	336
Derivative financial liabilities – net of current portion	25
Other noncurrent liabilities	15		12
Total	6,429	126	17,680	336
Current Financial Liabilities
Accounts payable	34,325	676	21,797	415
Accrued expenses and other current liabilities	10,555	208	8,961	170
Current portion of interest-bearing financial liabilities	10,687	210	5,780	110
Current portion of derivative financial liabilities	88	2	80	2
Total current financial liabilities	55,655	1,096	36,618	697
Total liabilities	₱ 62,084	$ 1,222	₱ 54,298	$ 1,033